Note 12 - Income taxes - U.S. and Foreign Components of Income Loss (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) Attributable to Parent	$ (6,517,375)	$ (1,818,307)	$ (2,072,900)	$ (2,105,881)	$ (10,499,901)	$ (5,996,635)	$ (8,658,780)	$ (7,673,207)
Total	$ (6,506,291)	$ (1,818,307)			$ (10,488,817)	$ (5,996,635)	(8,602,725)	(7,673,207)
UNITED STATES
Net Income (Loss) Attributable to Parent							8,490,960	7,673,207
Foreign [Member]
Net Income (Loss) Attributable to Parent							$ 111,765